INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2021
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION

NOTE 14 – INCOME TAX AND SOCIAL CONTRIBUTION

14.1 - Current income tax and social contribution

	12/31/2021	12/31/2020
Current assets
Advances/IRPJ and CSLL Negative Balance	1,487,777	1,292,750

Current liabilities
Current Income Tax	35	232,716
Current Social Contribution	19,589	86,719
	19,624	319,435

14.2 - Deferred income and social contribution taxes

	12/31/2021	12/31/2020

Non-current assets
Deferred IRPJ and CSLL	1,500,987	2,068,894

Non-current liabilities
Deferred IRPJ and CSLL	7,244,737	3,705,055

14.3 - Composition of deferred income tax and social contribution

	12/31/2021			12/31/2020
			Net asset			Net asset
			(liability)			(liability)
	Assets	Liabilities	effect	Assets	Liabilities	effect
Deferred assets
Eletronorte	—	—	—	2,000,596	(1,718,093)	282,503
CGT Eletrosul	2,946,137	(1,445,150)	1,500,987	2,853,789	(1,213,385)	1,640,404
Chesf	—	—	—	1,848,014	(1,702,027)	145,987
Total	2,946,137	(1,445,150)	1,500,987	6,702,399	(4,633,505)	2,068,894

Deferred liabilities
Eletrobras	—	(569,816)	(569,816)	—	(650,523)	(650,523)
Chesf	1,754,433	(2,424,625)	(670,192)	—	—	—
Furnas	2,324,090	(6,459,602)	(4,135,512)	2,159,704	(5,203,825)	(3,044,121)
Eletropar	—	(9,805)	(9,805)	—	(10,411)	(10,411)
Eletronorte	1,374,181	(3,233,593)	(1,859,412)	—	—	—
Eletronuclear	549,705	(549,705)	—	827,493	(827,493)	—
Total	6,002,409	(13,247,146)	(7,244,737)	2,987,197	(6,692,252)	(3,705,055)

Total	8,948,546	(14,692,296)		9,689,596	(11,325,757)

We highlight the change in the net balance presented by the subsidiary Eletronorte in the amount of R$ 1,859,412 (liabilities) on December 31, 2021 (assets amounting to R$ 282,503 on December 31, 2020). This change occurred mainly due to the Deferred Corporate Income Tax (IRPJ) and Social Contribution on Net Income (CSSL) on the reversal of ECL in the order of R$ 535,366 (asset reduction) and the deferred IRPJ and CSSL on the result of the extensions of concessions (GSF) of Tucuruí, Samuel, and Curuá-Una in the total amount of R$ 971,778 (increase in liabilities).

	12/31/2021	12/31/2020

Deferred tax assets
Operating Provisions	1,015,144	2,642,799
Tax Credits without Tax Loss and Negative Basis	2,052,298	2,182,759
Provisions for Contingencies	2,370,870	2,176,195
Allowance for expected credit losses	1,075,818	1,238,181
Differences between accounting (IFRS) and tax basis records (1)	348,481	657,891
Provision for investments losses	234,400	161,127
Impairment	1,535,144	157,121
Other	316,391	473,523
Total assets	8,948,546	9,689,596

Deferred tax liabilities
Contract Asset	10,104,705	8,822,661
Renegotiation of Hydrological Risk	1,344,845	—
NPV adjustment on Asset Decommissioning	416,620	789,109
Differences between accounting (IFRS) and tax basis records (1)	844,659	156,764
FVTOCI Financial Instruments	569,816	650,523
Adjustment IFRS 15 (2)	296,528	157,236
Accelerated depreciation	273,826	247,127
Other	841,297	502,337
Total Liabilities	14,692,296	11,325,757

Deferred tax liabilities	5,743,750	1,636,161

(1)For 2021 it relates mainly to the effects of the tariff review in the subsidiary Chesf.

(2)	Temporary differences between tax and accounting basis related to revenue recognition (the tax basis consider the billable amounts regardless the accounting recognition criteria).

The amounts recognized in the financial statements are the result of the Company’s best estimate of future taxable profits, the base of the amount recorded being formed by the temporary differences, tax losses and negative basis of social contribution of each entity.

The Companies below have deferred taxes (net) derived from temporary differences, tax losses and negative basis of social contribution, whose expected realization for a future year is as follows:

	Eletrobras	CGT Eletrosul	Furnas	Chesf	Eletropar	Eletronorte	Total
2022	(189,939)	209,010	(597,571)	(4,005)	(3,268)	(40,124)	(625,897)
2023	(189,939)	176,711	(908,112)	(4,005)	(3,268)	(39,199)	(967,812)
2024	(189,938)	165,540	(998,503)	(13,292)	(3,269)	(98,902)	(1,138,364)
2025	—	27,157	(1,056,357)	(13,407)	—	(189,648)	(1,232,255)
After 2025	—	922,569	(574,969)	(635,483)	—	(1,491,539)	(1,779,422)
Total	(569,816)	1,500,987	(4,135,512)	(670,192)	(9,805)	(1,859,412)	(5,743,750)

Additionally, the companies Eletrobras Holding and Eletronuclear do not have the prospect of future taxable income and therefore deferred tax credits from tax losses and negative social contribution base not recorded in the financial statements total the amount of R$ 3,565,988 on December 31, 2021 (R$ 2,926,448 on December 31, 2020.)

	12/31/2021	12/31/2020
Eletrobras	3,205,305	2,470,549
Eletronuclear	360,683	352,817
Amazonas GT (a)	—	103,082
Total	3,565,988	2,926,448

(a) Amazonas GT was merged into Eletronorte in July 2021

Aside from the non-recognized deferred tax liabilities derived from tax losses and a negative balance on social contribution, as demonstrated above, the Parent Company has unrecorded deferred assets related to temporary differences in its accounting books in the amount of of R$ 11,204,268, on December 31, 2021, whose composition is described below:

Deferred Tax Assets on Unrecognized Temporary Differences	12/31/2021
Contingencies	9,791,418
Actuarial provision	255,238
ECL	459,523
Passive exchange variation	216,209
Others	481,880
Total	11,204,268

14.4 Reconciliation of income tax and social contribution expenses

	12/31/2021	12/31/2020

	Corporate Income Tax and Social
	Contribution
Earnings before Corporate Income Tax nad Social Contribution	10,994,356	6,952,646

Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	(3,738,081)	(2,363,900)

Additions and Exclusions effects:
Unrecognized/writte-off deferred taxes (a)	(9,336,783)	(2,541,696)
Exchange Variation	(136,397)	169,228
Equity Method Investments	722,018	568,107
Provisions	5,721,293	826,380
Financial income - Contract Assets	458,330	272,654
Revenue from dividend	322,696	456,147
Tax loss offset/Negative Basis	13,525	1,698,017
Establishment of tax credits (debits)	(368,368)	11,682
Tax Breaks (b)	732,541	924,200
Grants	(17,830)	(17,889)
Hydrological risk Renegotiation	1,029,964	—
Other additions and exclusions	(683,631)	(568,263)
Total Corporate Income Tax and Social Contributions expenses	(5,280,723)	(565,333)
Effective tax rate	48.03%	8.13%

a) Write offs of deferred taxes

They are composed of temporary differences, tax loss and negative CSLL base calculated in the year, primarily related to the holding and nuclear companies whose tax benefits were not recognized. The holding Company  does not have operating activity and the nuclear Company has a history of taxes losses and the reversal of this situation dependents on the conclusion of the construction of nuclear plant Angra 3, therefore conditions for deferred tax assets recognition (including probable realization) were not met in 2021.

b)Tax incentives

MP No. 2,199/14 of August 24, 2001, as amended by Law No. 11,196/2005, enables companies located in the regions where the Northeast Development Superintendence (SUDENE) and the Amazon Development Superintendency (SUDAM) operate, which own projects in the infrastructure sector, considered by the Executive Branch as, one of the priority sectors for regional development, to reduce the amount of income tax due for investment in installation, expansion, modernization or diversification projects.

In this context, SUDENE and SUDAM, through constitutive reports, recognized the right to a 75%reduction in income tax and non-refundable additions, calculated on the profit from exploration in the generation and transmission of electricity. The amount of benefit from this for the Company calculated up to December 31, 2021 was R$ 678,853 (R$ 669,204, on December 31, 2020).

14.5 - Income tax and social contribution recognized in other comprehensive income

	12/31/2021	12/31/2020	12/31/2019
Adjust actuarial gains and losses	(359,964)	161,210	964,837
Remeasurement of the fair value of financial instruments through OCI	79,621	(20,417)	(201,704)
Total income tax and social contribution recognized in other comprehensive income	(280,343)	140,793	763,133

Accounting policy

Income tax and social contribution expenses for the year comprise current and deferred taxes. Income taxes are recognized in the income statement, except to the extent that they are related to items recognized directly in equity or in comprehensive income. In this case, the tax is also recognized in equity or in comprehensive income.

The current and deferred income tax and social contribution charges are calculated based on the rates of 15%, plus a 10% Corporate Income Tax surcharge on taxable income for income tax and 9% on taxable income for social contribution on net income, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Deferred income tax and social contribution are recognized using the liability method on temporary differences arising from differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred income tax and social contribution are not accounted for if they result from the initial recognition of an asset or liability in an operation that is not a business combination, which, at the time of the transaction, does not affect the accounting result, nor taxable profit (tax loss).

Deferred income tax and social contribution assets are recognized only to the extent that it is probable that future taxable income will be available and against which temporary differences can be used, and temporary differences arising from investments in subsidiaries, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary difference will not be reversed in the foreseeable future.

Deferred income tax assets and liabilities are shown net in the balance sheet, when there is a legal right and the intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries, in general, are presented separately, and not by net.